Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2016	12/31/2017

Trade payables	1,929	1,895
Collection accounts:
Tax payables	974	939
Financial transactions pending settlement	14,180	5,468
Other financial liabilities	2,437	5,161
	19,520	13,463

Other financial liabilities - Financial transactions pending settlement
Financial liabilities
Schedule of financial liabilities

	12/31/2016	12/31/2017

M and M0 Mexican Government Bonds	6,199	1,973
CETES	718	1,456
UDIBONDS	2,400	1,146
Equity instruments	342	119
Other financial instruments	4,521	774
	14,180	5,468

Other financial liabilities - Other miscellaneous financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2016	12/31/2017

Retentions related to loans (*)	1,004	1,587
Other payable account	1,433	3,574
	2,437	5,161

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.